UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-06574

The Latin American Discovery Fund, Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:   800-231-2608

Date of fiscal year end:   12/31

Date of reporting period:   7/1/18 – 6/30/19

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-06574
Reporting Period: 07/01/2018 - 06/30/2019
The Latin America Discovery Fund, Inc.

==================== The Latin American Discovery Fund, Inc. ===================

MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS S.A.

Ticker:        MULT3                          Security ID:  P69913187
Meeting Date:  JUL 20, 2018                   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Restricted Stock Plan           For       Against      Management
2     Approve 1:3 Stock Split                 For       For          Management
3     Amend Articles 5 and 8 to Reflect       For       For          Management
      Changes in Share Capital and Authorized
      Capital and Consolidate Bylaws
4     Elect Ana Paula Kaminitz Peres as       For       Against      Management
      Director

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PETROLEO BRASILEIRO SA

Ticker:        PETR4                          Security ID:  P78331132
Meeting Date:  OCT 04, 2018                   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Do You Wish to Adopt Cumulative Voting  None      Abstain      Management
      for the Election of the Members of the
      Board of Directors, Under the Terms of
      Article 141 of the Brazilian Corporate
      Law?
2     Elect Ivan de Souza Monteiro and Durval For       For          Management
      Jose Soledade Santos as Directors
3     In Case There is Any Change to the      None      Against      Management
      Board Slate Composition, May Your Votes
      Still be Counted for the Proposed
      Slate?
4     In Case Cumulative Voting Is Adopted,   None      Abstain      Management
      Do You Wish to Equally Distribute Your
      Votes to All Nominees in the Slate?
5.1   Percentage of Votes to Be Assigned -    None      Abstain      Management
      Elect Ivan de Souza Monteiro as
      Director
5.2   Percentage of Votes to Be Assigned -    None      Abstain      Management
      Elect Durval Jose Soledade Santos as
      Director
6     Amend Articles                          For       For          Management
7     Consolidate Bylaws                      For       For          Management
8     Approve Remuneration of Audit Committee For       For          Management
      Members
9     In the Event of a Second Call, the      None      For          Management
      Voting Instructions Contained in this
      Remote Voting Card May Also be
      Considered for the Second Call?

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S.A.C.I. FALABELLA SA

Ticker:        FALABELLA                      Security ID:  P3880F108
Meeting Date:  AUG 20, 2018                   Meeting Type: Special
Record Date:   AUG 13, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Authorize Increase in Share Capital via For       For          Management
      Issuance of 84.33 Million Shares; Amend
      Article 5 and Transitory Article;
      Approve Registration of New Shares with
      CMF and Santiago Stock Exchange;
      Approve Private Offering to Qualified
      Investors in US
2     Authorize Board to Set Final Price of   For       For          Management
      New Shares
3     Approve Sale of Shares                  For       For          Management
4     Receive Report on Related-Party         None      None         Management
      Transaction with Sociedad e Inversiones
      Los Olivos SA Re: Cooperation Agreement
      (Convenio de Colaboracion)
5     Grant Powers to Board to Carry out      For       For          Management
      Necessary Activities to Materialize
      Capital Increase and Placing of Shares

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Latin American Discovery Fund, Inc.

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date   August 28, 2019

* Print the name and title of each signing officer under his or her signature.